SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income attributable to the Company’s shareholders		$ 10,024,075	$ 5,365,616
Weighted average ordinary shares outstanding - Basic	[1],[2]	89,687,500	88,250,000
Weighted average ordinary shares outstanding - Diluted	[1],[2]	89,687,500	88,250,000
Net income per share Basic		$ 0.11	$ 0.06
Net income per share Diluted		$ 0.11	$ 0.06

[1]	The share amounts and per share data are presented on a retroactive basis, after giving the effect from the completion of common control acquisition (see Note 1).
[2]	The share amounts and per share data are presented on a retroactive basis, giving the effect from the completion of common control acquisition (see Note 1).